SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

On January 2, 2026, the Company declared a cash dividend of US$2.3 million (US$0.44 per share) to its shareholders. The dividend was fully paid subsequent to year end. This represents a non-adjusting subsequent event and accordingly no liability has been recognised in the financial statements as at December 31, 2025.

The Company has assessed all events from December 31, 2025 through the date that these consolidated financial statements are available to be issued, and there are not any material subsequent events that require disclosure in these consolidated financial statements.